Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Revaluation	€ 455	€ 151
Net book values
Net book value, beginning balance	24,776	21,273
Net book value, ending balance	307	24,776
Assets under construction [Member]
Net book values
Net book value, beginning balance	11,409	11,785
Net book value, ending balance		11,409
Plant and machinery [Member]
Net book values
Net book value, beginning balance	2,861	1,186
Net book value, ending balance	41	2,861
Office and other equipment [Member]
Cost
Revaluation
Net book values
Net book value, beginning balance	237	305
Net book value, ending balance	5	237
Right of use assets [Member]
Net book values
Net book value, beginning balance	10,269	7,997
Net book value, ending balance	261	10,269
Cost [Member]
Cost
Beginning balance	32,978	25,594
Revaluation	455
Additions during the year	1,550	11,662
Reclassification		150
Reclassification to assets held for sale		(3,957)
Transfer to inventory		(161)
Disposal	(28)	(310)
Derecognition on deconsolidation	(33,229)
Ending balance	1,726	32,978
Cost [Member] | Assets under construction [Member]
Cost
Beginning balance	14,726	15,106
Revaluation
Additions during the year		8,314
Reclassification		(4,266)
Reclassification to assets held for sale		(3,957)
Transfer to inventory		(161)
Disposal		(310)
Derecognition on deconsolidation	(14,726)
Ending balance		14,726
Cost [Member] | Plant and machinery [Member]
Cost
Beginning balance	5,846	1,337
Revaluation
Additions during the year	1,260	243
Reclassification		4,266
Reclassification to assets held for sale
Transfer to inventory
Disposal
Derecognition on deconsolidation	(5,856)
Ending balance	1,250	5,846
Cost [Member] | Office and other equipment [Member]
Cost
Beginning balance	422	389
Revaluation
Additions during the year	6	33
Reclassification
Reclassification to assets held for sale
Transfer to inventory
Disposal
Derecognition on deconsolidation	(420)
Ending balance	8	422
Cost [Member] | Right of use assets [Member]
Cost
Beginning balance	11,984	8,762
Revaluation	455
Additions during the year	284	3,072
Reclassification		150
Reclassification to assets held for sale
Transfer to inventory
Disposal	(28)
Derecognition on deconsolidation	(12,227)
Ending balance	468	11,984
Depreciation [Member]
Cost
Beginning balance	(8,202)	(4,321)
Charge for year	(2,902)	(1,523)
Impairment charge		(5,482)
Reclassification to assets held for sale		3,124
Derecognition on deconsolidation	9,685
Ending balance	(1,419)	(8,202)
Depreciation [Member] | Assets under construction [Member]
Cost
Beginning balance	(3,317)	(2,324)
Charge for year
Impairment charge		(4,117)
Reclassification to assets held for sale		3,124
Derecognition on deconsolidation	3,317
Ending balance		(3,317)
Depreciation [Member] | Plant and machinery [Member]
Cost
Beginning balance	(2,985)	(1,148)
Charge for year	(1,887)	(472)
Impairment charge		(1,365)
Reclassification to assets held for sale
Derecognition on deconsolidation	3,663
Ending balance	(1,209)	(2,985)
Depreciation [Member] | Office and other equipment [Member]
Cost
Beginning balance	(185)	(84)
Charge for year	(96)	(101)
Impairment charge
Reclassification to assets held for sale
Derecognition on deconsolidation	278
Ending balance	(3)	(185)
Depreciation [Member] | Right of use assets [Member]
Cost
Beginning balance	(1,715)	(765)
Charge for year	(919)	(950)
Impairment charge
Reclassification to assets held for sale
Derecognition on deconsolidation	2,427
Ending balance	€ (207)	€ (1,715)